INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Equity Method Investments

Equity method investments are as follows:

	Percentage Holding	As of December 31,
		2013	2014	2014
		RMB	RMB	US$
Angel Fund Success Capital	49%	—	13,905	2,241
Beijing Qiwen Internet Technology Co. Ltd	50%	—	1,845	297
Beijing Tianyu Internet Technology Co. Ltd	25%	—	1,561	252

Total		—	17,311	2,790

Available-for-Sale Investment

Available-for-sale security as of December 31, 2014 consisted of the following debt securities:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Fair value
	RMB	RMB	RMB	RMB	US$
Redeemable convertible preference shares of InPlay Interactive Co., Ltd.	18,413	475	—	18,888	3,044

Total	18,413	475	—	18,888	3,044